EVENTS AFTER THE REPORTING PERIOD (Details) - EUR (€) € in Millions		6 Months Ended
	Jul. 07, 2023	Jun. 30, 2023	Jul. 01, 2022	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sales of property, plant and equipment		€ 9	€ 6
Intangible assets		12,319		€ 12,505
Beam Suntory Distribution Rights
Disclosure of non-adjusting events after reporting period [line items]
Intangible assets		€ 127
Other disposals of assets | Germany
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sales of property, plant and equipment	€ 80